Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Product revenue	$ 7,360	$ 4,281	$ 13,971	$ 6,581	$ 18,904	$ 11,413
United States
Disaggregation of Revenue [Line Items]
Product revenue	2,572	2,788	4,426	4,061	8,328	7,035
Americas, excluding United States
Disaggregation of Revenue [Line Items]
Product revenue	161	39	528	109	436	361
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Product revenue	2,931	685	6,070	1,268	5,870	2,368
Asia and Pacific
Disaggregation of Revenue [Line Items]
Product revenue	$ 1,696	$ 769	$ 2,947	$ 1,143	$ 4,270	$ 1,649